Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax matters
Current income tax charge	$ 4,307	$ 2,133	$ 22,795
Adjustments in current income tax in respect of prior period years	901	4,753	(865)
Adjustments in current income tax due to discounted operations			(3,776)
Total	5,208	6,886	18,154
Origination and reversal of temporary differences	(20,961)	(48,618)	2,500
Impact of tax rate changes		(46)	98
Impairment of deferred tax assets	37,660
Adjustments in deferred tax in respect of prior years	33	237	(293)
Total	16,732	(48,427)	2,305
Income tax expense (benefit)	$ 21,939	$ (41,541)	$ 20,459	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).